UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05149

Name of Fund: Funds For Institutions Series

    BlackRock Treasury Strategies Institutional Fund (liquidated on October 27, 2020)

    FFI Treasury Fund (liquidated on August 11, 2020)

Fund Address: 60 State Street, Boston, MA 02109

Name and address of agent for service: John Perlowski, Chief Executive Officer, Funds For Institutions Series, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 225-1576

Date of fiscal year end: 04/30

Date of reporting period: 07/01/2020 – 06/30/2021

Item 1 – Proxy Voting Record – Each series of the registrant other than FFI Treasury Fund is a feeder fund in a master/feeder structure and as such holds interests in the corresponding series of Master Institutional Money Market LLC (the “Master LLC”). Voting records of the Master LLC can be found by accessing the Form N-PX filed by the Master LLC (Investment Company Act file no. 811-10631, CIK no. 0001161852) on August 27, 2021.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05149
Reporting Period: 07/01/2020 - 06/30/2021
Funds For Institutions Series

=============== BlackRock Treasury Strategies Institutional Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================== FFI Treasury Fund ===============================

FUNDS FOR INSTITUTIONS SERIES

Ticker:                      Security ID:  10163224
Meeting Date: AUG 07, 2020   Meeting Type: Special
Record Date:  JUN 11, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Plan of Liquidation and         For       For          Management
      Termination

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
Funds For Institutions Series

Date:	August 27, 2021